The Company and its Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Detail) (Doubtful Accounts Receivables and Credit Memos, USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Doubtful Accounts Receivables and Credit Memos
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	$ (1,369)	$ (714)	$ (350)	$ (200)
Additions to allowance	(79)	(903)	(539)	(191)
Write offs, net of recoveries	130	248	175	41
Balance, end of period	$ (1,318)	$ (1,369)	$ (714)	$ (350)